Note 6. Stockholders' Equity Common Stock (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Details
Weighted Average Number of Shares Outstanding, Basic and Diluted	17,600,000	17,600,000